Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2017	¥ 408,746
2018	287,360
2019	267,473
2020	200,873
2021	219,901
Thereafter	1,177,356
Total	¥ 2,561,709